Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of December 31, 2024 and 2023, intangible assets consisted of the following:

	December 31, 2024	December 31, 2023
Intangible assets	$53,870	$30,187
Less: accumulated amortization	(13,339)	(9,932)
	$40,531	$20,255

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting of e-mall, online game, video media library and data warehouse modules, etc., CheerCar App, NFT App, Cheer Chat App, and AI App which were acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the years ended December 31, 2024, 2023 and 2022, amortization expense amounted to $3,731, $3,311, and $2,794, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2024:

2025	$3,767
2026	3,767
2027	3,803
2028	3,306
2029 and thereafter	25,888
Total	$40,531